Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks.

Off-balance sheet credit risks	Dec. 31,
(in millions)	2019	2018
Lending commitments	$49,119	$50,631
Standby letters of credit (“SBLC”) (a)	2,298	2,817
Commercial letters of credit	74	165
Securities lending indemnifications (b)(c)	408,378	401,504

(a)	Net of participations totaling $146 million at Dec. 31, 2019 and $163 million at Dec. 31, 2018.

(b)	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $57 billion at Dec. 31, 2019 and $56 billion at Dec. 31, 2018.
(c)
Includes cash collateral, invested in indemnified repurchase agreements, held by us as securities lending agent of $37 billion at Dec. 31, 2019 and $35 billion at Dec. 31, 2018.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2019	2018
Investment grade	90%	89%
Non-investment grade	10%	11%

Summary of Credit Exposure in the Financial Institutions and Commercial Portfolios	The tables below present our credit exposure in the financial institutions and commercial portfolios.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2019
	Loans	Unfunded commitments	Total exposure
Securities industry	$2.9	$23.4	$26.3
Banks	7.4	1.1	8.5
Asset managers	1.3	6.4	7.7
Insurance	—	2.7	2.7
Government	0.1	0.3	0.4
Other	0.8	0.5	1.3
Total	$12.5	$34.4	$46.9

Commercial portfolio exposure (in billions)	Dec. 31, 2019
	Loans	Unfunded commitments	Total exposure
Manufacturing	$0.9	$4.2	$5.1
Services and other	0.6	3.7	4.3
Energy and utilities	0.3	3.7	4.0
Media and telecom	—	1.0	1.0
Total	$1.8	$12.6	$14.4